Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Accruals and Other Payables [Abstract]
Interest payable			¥ 17,690
VAT output	142,785	20,057	290,385
Other taxes	77,362	10,867	53,571
Salaries	46,751	6,567	195,832
Others	20,776	2,918	50,476
Total	¥ 287,674	$ 40,409	¥ 607,954